Document and Entity Information	0 Months Ended
Jun. 13, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jun. 13, 2014
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Jun. 13, 2014
Document Effective Date	Jun. 13, 2014
Prospectus Date	Mar. 24, 2014
Dreyfus Select Managers Long/Short Equity Fund | Class A
Risk/Return:
Trading Symbol	DBNAX
Dreyfus Select Managers Long/Short Equity Fund | Class C
Risk/Return:
Trading Symbol	DBNCX
Dreyfus Select Managers Long/Short Equity Fund | Class I
Risk/Return:
Trading Symbol	DBNIX
Dreyfus Select Managers Long/Short Equity Fund | Class Y
Risk/Return:
Trading Symbol	DBNYX